Noncontrolling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement In Minority Interest [Roll Forward]
Net income attributable to noncontrolling interests	$ 0	$ 0	$ 2,769
Lorenz Re
Movement In Minority Interest [Roll Forward]
Balance at January 1	$ 0	2,450	55,501
Net income attributable to noncontrolling interests		0	2,769
Distribution to noncontrolling interests		(2,450)	(55,820)
Balance at December 31		$ 0	$ 2,450